Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 17,309	$ 22,173
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	8,800	11,050
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	7,502	7,502
Interest Rate Locks [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	800	3,400
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 207	$ 221